Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 5, 2012
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 5, 2012
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary): | PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 5, 2012 TO THE PROSPECTUS
DATED AUGUST 31, 2011 OF:

PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Section Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares NASDAQ Internet Portfolio

The following replaces the table under "Average Annual Total Returns for the Periods Ended December 31, 2010" on page 37 of the Prospectus for the PowerShares Dynamic Industrials Sector Portfolio:

Please Retain This Supplement For Future Reference.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares Dynamic Industrials Sector Portfolio	Return Before Taxes	33.98%	4.03%		Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio After Taxes on Distributions	Return After Taxes on Distributions	33.60%	3.71%		Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	22.05%	3.25%		Oct 12, 2006
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes) PowerShares Dynamic Industrials Sector Portfolio	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	15.08%	0.75%		Oct 12, 2006
S&P Industrials Index (reflects no deduction for fees, expenses or taxes) PowerShares Dynamic Industrials Sector Portfolio	S&P Industrials Index (reflects no deduction for fees, expenses or taxes)	26.73%	2.11%		Oct 12, 2006
Dow Jones U.S. Industrials Index (reflects no deduction for fees, expenses or taxes) PowerShares Dynamic Industrials Sector Portfolio	Dow Jones U.S. Industrials Index (reflects no deduction for fees, expenses or taxes)	26.02%	3.66%	[1]	Sep 30, 2006
Dynamic Industrials Sector Intellidex SM Index (reflects no deduction for fees, expenses or taxes) PowerShares Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector Intellidex SM Index (reflects no deduction for fees, expenses or taxes)	35.16%	4.88%		Oct 12, 2006
[1]	From 9/30/06

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary): | PowerShares Dynamic Industrials Sector Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Dynamic Industrials Sector Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 5, 2012 TO THE PROSPECTUS
DATED AUGUST 31, 2011 OF:

PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Section Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares NASDAQ Internet Portfolio

The following replaces the table under "Average Annual Total Returns for the Periods Ended December 31, 2010" on page 37 of the Prospectus for the PowerShares Dynamic Industrials Sector Portfolio:

Please Retain This Supplement For Future Reference.

Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares Dynamic Industrials Sector Portfolio | PowerShares Dynamic Industrials Sector Portfolio
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio | PowerShares Dynamic Industrials Sector Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio | PowerShares Dynamic Industrials Sector Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio | S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio | S&P Industrials Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Industrials Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio | Dow Jones U.S. Industrials Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Industrials Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.66%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2006
PowerShares Dynamic Industrials Sector Portfolio | Dynamic Industrials Sector Intellidex SM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dynamic Industrials Sector Intellidex SM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	From 9/30/06